ACQUISITION OF NON-CONTROLLING INTEREST (Details Narrative) - NATURALSHRIMP INCORPORATED [Member] - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	May 05, 2021	May 20, 2021	May 19, 2021	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022
Fair value of shares						$ 610,000
Additional Paid-in Capital [Member]
Common shares issued for acquisition of noncontrolling interest				$ (3,087,830)	(3,087,830)
Common shares issued for acquisition of noncontrolling interest				3,087,830	$ 3,087,830
NAS [Member]
Non-controlling interest in NAS				$ 87,830
F And T Water Solutions L L C [Member]
Partnership prcentage					100.00%		100.00%
F&T [Member]
Partnership prcentage			49.00%
NAS [Member]
Partnership prcentage			100.00%
Securities Purchase Agreement [Member]
Purchase of common stock, shares	15,454,456	2,727,272
Securities Purchase Agreement [Member] | F And T Water Solutions L L C [Member]
Partnership prcentage			51.00%
Patents Purchase Agreement [Member] | F And T Water Solutions L L C [Member]
Partnership prcentage			50.00%
Patents Purchase Agreement [Member] | F And T Water Solutions L L C [Member]
Acquisition share price			$ 0.505
Series B Preferred Equity Offering [Member] | Securities Purchase Agreement [Member]
Purchase of common stock, shares			980,000
Total acquisition			$ 3,000,000
Common shares issued for acquisition of noncontrolling interest			$ 1,000,000
Stock Issued During Period, Shares, Acquisitions			3,960,396
Fair value of shares			$ 2,000,000
Common shares issued for acquisition of noncontrolling interest			$ (1,000,000)